Revenue	9 Months Ended
Sep. 30, 2023
Revenue
Revenue

7. Revenue

Revenue is recognized upon shipment of products based upon contractually stated pricing at standard payment terms within 30 days. The revenue generated by product sales is recognized at point in time. For the three and nine months ended September 30, 2023 and 2022, the Company generated revenue solely from sales of COVID-19 Antigen Rapid Test Kits in the Taiwan market. There was no revenue recognized from performance obligation satisfied or partially satisfied in prior periods, nor were there any unsatisfied performance obligations related to the sales of COVID-19 Test Kits as of September 30, 2023 and December 31, 2022.

The Company started to manufacture and ship out VELDONA Pet cytoprotein supplements to on-line and off-line distribution channels during the three months ended September 30, 2023. $111,717 of contract liabilities was recorded for the cash received in advance from the distribution channels or unsatisfied performance obligation of the sales during the three months ended September 30, 2023.